SUPPLEMENT DATED JUNE 19, 2017
TO

PROSPECTUSES DATED MAY 21, 2007
FOR FUTURITY-NY, REGATTA-NY AND
REGATTA GOLD-NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

A Guarantee Period is available for allocation under your Contract.